Revenues	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
6. Revenues
The Group generates revenues primarily from the sale of its products and services, as well as from royalties received from third parties and licensees. Revenues are recognized net of returns and discounts.
The following table provides a breakdown of revenues by brand and product line:

	For the years ended December 31,
(€ thousands)	2025	2024	2023
ZEGNA brand	1,181,583	1,163,722	1,109,491
Thom Browne	268,469	314,712	378,410
TOM FORD FASHION	317,056	314,514	235,531
Textile	134,229	138,153	150,986
Other (1)	15,610	15,546	30,131
Total revenues	1,916,947	1,946,647	1,904,549
______________________
(1)Other mainly includes revenues from agreements with third party brands.

The following table provides a breakdown of revenues by distribution channel:

	For the years ended December 31,
(€ thousands)	2025	2024	2023
Direct to Consumer (DTC)
ZEGNA brand	1,045,275	1,004,308	945,313
Thom Browne	191,493	186,066	183,422
TOM FORD FASHION	212,215	200,302	136,291
Total Direct to Consumer (DTC)	1,448,983	1,390,676	1,265,026
Wholesale branded
ZEGNA brand	136,308	159,414	164,178
Thom Browne	76,976	128,646	194,988
TOM FORD FASHION	104,841	114,212	99,240
Total Wholesale branded	318,125	402,272	458,406
Textile	134,229	138,153	150,986
Other (1)	15,610	15,546	30,131
Total revenues	1,916,947	1,946,647	1,904,549
______________________
(1)Other mainly includes revenues from agreements with third party brands.

The following table provides a breakdown of revenues by geographic area:

	For the years ended December 31,
(€ thousands)	2025	2024	2023
EMEA (1)	683,846	680,259	658,694
of which Italy	225,094	255,527	281,793
Americas (2)	566,069	524,790	454,890
of which United States	482,451	452,770	384,544
Greater China Region	435,173	509,378	595,515
Rest of APAC (3)	228,809	229,877	192,492
Other (4)	3,050	2,343	2,958
Total revenues	1,916,947	1,946,647	1,904,549
______________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(4)Other revenues mainly include royalties.

Revenues in the Netherlands, the Company’s country of domicile, amounted to €12,894 thousand, €12,314 thousand and €15,505 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.